INCOME TAXES (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Monthly Provisional Payments	$ 18,065	$ 21,974
Income tax receivable	91,027	181,705
Provision tax income	(35,886)	(25,341)
Other tax receivables	45,825	25,384
Total	119,031	203,722
Provision tax income (First category)	45,703	256,164
Monthly Provisional Payments and other tax receivables	(31,154)	(231,846)
Other tax payables	(1,231)	2,551
Total	$ 13,318	$ 26,869